Investments in Joint Ventures - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [abstract]
Investments in joint ventures	€ 1,712	€ 1,614	€ 1,561
Carrying value of joint ventures investment net of provision	1,693	1,598
Negative carrying value of joint ventures investment reclassified to Provisions	€ 18	€ 16
Legal stake in joint ventures	50.00%